N-2	May 17, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001937073
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class C	Class I	Class M
SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases(1)	2.25%	None	None	None
Maximum contingent deferred sales charge(2)	None	1.00%	None	None

(1)	Investors purchasing Class A Shares may be charged a front-end sales load of up to 2.25% of the investor’s net purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Class M Shares do not charge a front-end sales load, if you purchase Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”
(2)	Class C Shareholders may be subject to a contingent deferred sales charge on shares redeemed during the first 12 months after their purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES(3) (as a percentage of average net assets attributable to Shares)
Management Fee	1.25%	1.25%	1.25%	1.25%
Interest payments on borrowed funds and securities sold short(4)	1.85%	1.85%	1.85%	1.85%
Other expenses(5)	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)(6)	0.25%	1.00%	None	0.75%

Acquired Fund Fees and Expenses(8)	0.20%	0.20%	0.20%	0.20%
Total annual fund expenses	4.55%	5.30%	4.30%	5.05%
Expense reimbursement(7)	(0.75)%	(0.75)%	(0.75)%	(0.75)%
Total annual fund expenses after expense reimbursement(7)	3.80%	4.55%	3.55%	4.30%

(3)	Assuming estimated average net assets for the Fund of $125 million plus leverage of $31.3 million during the Fund’s first twelve months of operations.
(4)	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility and short sales during the current fiscal year. See “Investment Objective, Opportunities and Strategies — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes in an amount approximately 20% of its net assets.
(5)	Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund and fees payable to the Independent Trustees.
(6)	Class C Shares and Class M Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C Shares or Class M Shares, respectively (the “Distribution Fee”).

Class A Shares and Class C may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. See “Plan of Distribution”.

(7)

The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed, until at least April 27, 2026, to reimburse certain other expenses incurred in the business of the Fund on a 50/50 basis, calculated and reimbursed on a Class-by-Class basis in respect of each of Class A, Class C, Class I and Class M, with the exception of (i) the Investment Management Fee, (ii) the Shareholder Servicing Fee, (iii) the Distribution Fee, (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub-Advisor), to the extent that such expenses exceed 0.25% of the average daily net assets of such class.

In consideration of the Advisor’s and Sub-Advisor’s agreement to reimburse certain of the Fund’s other expenses on a 50/50 basis, the Fund has agreed to repay the Advisor and Sub-Advisor on a 50/50 basis a Reimbursement Amount in respect of each of Class A, Class I and Class M subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Advisor and Sub-Advisor; and (ii) the Reimbursement Amount does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Reimbursement Amount for a class of Shares will not cause Fund expenses in respect of that class to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of reimbursement. See “Fund Expenses—Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect for a three-year period from the date of this Prospectus, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund.

(8)	Acquired Fund Fees and Expenses are based on actual results from the Fund’s inception through March 31, 2024.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangement for only the first year).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class A

1 Year	3 Years	5 Years	10 Years
$60	$143	$235	$469

Class C

1 Year	3 Years	5 Years	10 Years
$46	$145	$251	$514

Class I

1 Year	3 Years	5 Years	10 Years
$36	$116	$206	$436

Class M

1 Year	3 Years	5 Years	10 Years
$43	$138	$240	$495

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return, and a redemption of Shares in full at the end of such period:

Class C*

1 Year	3 Years	5 Years	10 Years
$56	$145	$251	$514

*	If the contingent deferred sales charge applies. See “Contingent Deferred Sales Charge” under “Share Repurchase Program.” If the contingent deferred sales charge does not apply, the hypothetical expenses you would pay on $1,000 investment in Class C Shares would be $10, assuming annual expenses attributable to Shares remain unchanged, Shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1-year period.

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on the purchase of Class M Shares, which are not reflected in the example. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Investment Management Fee.”

Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets attributable to Shares
Other Expenses, Note [Text Block]	Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund and fees payable to the Independent Trustees.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are based on actual results from the Fund’s inception through March 31, 2024.
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.25%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	1.85%	[3],[4]
Distribution/Servicing Fees [Percent]	0.25%	[3],[5]
Acquired Fund Fees and Expenses [Percent]	0.20%	[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.00%	[3],[7]
Total Annual Expenses [Percent]	4.55%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[3],[8]
Net Expense over Assets [Percent]	3.80%	[3]
Expense Example, Year 01	$ 60
Expense Example, Years 1 to 3	143
Expense Example, Years 1 to 5	235
Expense Example, Years 1 to 10	$ 469
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	1.85%	[3],[4]
Distribution/Servicing Fees [Percent]	1.00%	[3],[5]
Acquired Fund Fees and Expenses [Percent]	0.20%	[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.00%	[3],[7]
Total Annual Expenses [Percent]	5.30%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[3],[8]
Net Expense over Assets [Percent]	4.55%	[3]
Expense Example, Year 01	$ 46
Expense Example, Years 1 to 3	145
Expense Example, Years 1 to 5	251
Expense Example, Years 1 to 10	$ 514
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	1.85%	[3],[4]
Distribution/Servicing Fees [Percent]	0.00%	[3],[5]
Acquired Fund Fees and Expenses [Percent]	0.20%	[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.00%	[3],[7]
Total Annual Expenses [Percent]	4.30%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[3],[8]
Net Expense over Assets [Percent]	3.55%	[3]
Expense Example, Year 01	$ 36
Expense Example, Years 1 to 3	116
Expense Example, Years 1 to 5	206
Expense Example, Years 1 to 10	$ 436
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	1.85%	[3],[4]
Distribution/Servicing Fees [Percent]	0.75%	[3],[5]
Acquired Fund Fees and Expenses [Percent]	0.20%	[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.00%	[3],[7]
Total Annual Expenses [Percent]	5.05%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[3],[8]
Net Expense over Assets [Percent]	4.30%	[3]
Expense Example, Year 01	$ 43
Expense Example, Years 1 to 3	138
Expense Example, Years 1 to 5	240
Expense Example, Years 1 to 10	495
Class C Redemption Of Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	56	[9]
Expense Example, Years 1 to 3	145	[9]
Expense Example, Years 1 to 5	251	[9]
Expense Example, Years 1 to 10	$ 514	[9]

[1]	Investors purchasing Class A Shares may be charged a front-end sales load of up to 2.25% of the investor’s net purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Class M Shares do not charge a front-end sales load, if you purchase Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”
[2]	Class C Shareholders may be subject to a contingent deferred sales charge on shares redeemed during the first 12 months after their purchase.
[3]	Assuming estimated average net assets for the Fund of $125 million plus leverage of $31.3 million during the Fund’s first twelve months of operations.
[4]	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility and short sales during the current fiscal year. See “Investment Objective, Opportunities and Strategies — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes in an amount approximately 20% of its net assets.
[5]	Class C Shares and Class M Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C Shares or Class M Shares, respectively (the “Distribution Fee”). Class A Shares and Class C may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. See “Plan of Distribution”.
[6]	Acquired Fund Fees and Expenses are based on actual results from the Fund’s inception through March 31, 2024.
[7]	Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund and fees payable to the Independent Trustees.
[8]	The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed, until at least April 27, 2026, to reimburse certain other expenses incurred in the business of the Fund on a 50/50 basis, calculated and reimbursed on a Class-by-Class basis in respect of each of Class A, Class C, Class I and Class M, with the exception of (i) the Investment Management Fee, (ii) the Shareholder Servicing Fee, (iii) the Distribution Fee, (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub-Advisor), to the extent that such expenses exceed 0.25% of the average daily net assets of such class. In consideration of the Advisor’s and Sub-Advisor’s agreement to reimburse certain of the Fund’s other expenses on a 50/50 basis, the Fund has agreed to repay the Advisor and Sub-Advisor on a 50/50 basis a Reimbursement Amount in respect of each of Class A, Class I and Class M subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Advisor and Sub-Advisor; and (ii) the Reimbursement Amount does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Reimbursement Amount for a class of Shares will not cause Fund expenses in respect of that class to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of reimbursement. See “Fund Expenses—Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect for a three-year period from the date of this Prospectus, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund.
[9]	If the contingent deferred sales charge applies. See “Contingent Deferred Sales Charge” under “Share Repurchase Program.” If the contingent deferred sales charge does not apply, the hypothetical expenses you would pay on $1,000 investment in Class C Shares would be $10, assuming annual expenses attributable to Shares remain unchanged, Shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1-year period.